PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 96.1%

Aerospace & Defense — 1.4%
HEICO Corp., Class A	19,771	$1,923,916

Apparel — 3.3%
LVMH Moet Hennessy Louis Vuitton S.E.	11,272	4,480,075

Chemicals — 5.4%
Ecolab, Inc.	36,186	7,166,276

Commercial Services — 10.2%
Gartner, Inc.*	21,711	3,104,456
Rollins, Inc.	103,437	3,524,099
S&P Global, Inc.	9,211	2,256,511
ServiceMaster Global Holdings, Inc.*	43,701	2,442,886
Verisk Analytics, Inc.	14,753	2,333,039

		13,660,991

Cosmetics & Personal Care — 2.6%
The Estee Lauder Cos., Inc., Class A	17,597	3,500,923

Environmental Control — 1.5%
Waste Connections, Inc.	22,367	2,057,764

Healthcare Products — 5.3%
Intuitive Surgical, Inc.*	13,046	7,043,927

Internet — 21.4%
Alphabet, Inc., Class C*	2,858	3,483,902
Amazon.com, Inc.*	5,283	9,170,812
Facebook, Inc., Class A*	10,512	1,871,977
MercadoLibre, Inc.*	5,498	3,030,663
Spotify Technology S.A.*	35,194	4,012,116
Twitter, Inc.*	173,087	7,131,184

		28,700,654

Machinery - Diversified — 1.5%
Roper Technologies, Inc.	5,705	2,034,403

Media — 4.8%
The Walt Disney Co.	49,742	6,482,377

Miscellaneous Manufacturing — 1.7%
Danaher Corp.	15,343	2,215,990

Packaging and Containers — 1.6%
Ball Corp.	30,015	2,185,392

Pharmaceuticals — 4.1%
Elanco Animal Health, Inc.*	74,171	1,972,207
Zoetis, Inc.	28,007	3,489,392

		5,461,599

Retail — 3.9%
Copart, Inc.*	41,028	3,295,779
Starbucks Corp.	22,408	1,981,316

		5,277,095

Software — 24.9%
Adobe, Inc.*	8,431	2,329,064
Autodesk, Inc.*	15,071	2,225,987

	Number of Shares	Value†

Software — (continued)
Broadridge Financial Solutions, Inc.	26,617	$3,311,953
Constellation Software, Inc.	5,432	5,425,030
Coupa Software, Inc.*	4,548	589,284
Intuit, Inc.	7,564	2,011,570
ServiceNow, Inc.*	25,625	6,504,906
Twilio, Inc., Class A*	9,311	1,023,837
Veeva Systems, Inc., Class A*	24,014	3,666,698
Workday, Inc., Class A*	37,458	6,366,362

		33,454,691

Transportation — 2.5%
Union Pacific Corp.	20,283	3,285,440

TOTAL COMMON STOCKS (Cost $106,586,923)		128,931,513

SHORT-TERM INVESTMENTS — 3.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $4,215,925)	4,215,925	4,215,925

TOTAL INVESTMENTS — 99.2% (Cost $110,802,848)		133,147,438

Other Assets & Liabilities — 0.8%		1,058,671

TOTAL NET ASSETS — 100.0%		$134,206,109

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

S.A. — Societe Anonyme.

S.E. — Societas Europaea.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LARGE CORE GROWTH FUND

Country Weightings as of 09/30/2019 ††
United States	86%
Canada	6
France	3
Sweden	3
Argentina	2
Total	100%

†† %	of total investments as of September 30, 2019.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$128,931,513	$128,931,513	$—	$—
SHORT-TERM INVESTMENTS	4,215,925	4,215,925	—	—

TOTAL INVESTMENTS	$133,147,438	$133,147,438	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of the period.

An amount of $4,348,898 was transferred from Level 2 into Level 1 during the reporting period as a result of using quoted prices in active market for such foreign securities.

The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

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